CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,432,000	$ 6,031	¥ 20,284,000
Restricted Cash	7,081,000	1,111	11,007,000
Accounts receivable, net	39,649,000	6,222	66,159,000
Prepaid expenses and other current assets, net	56,226,000	8,823	125,344,000
Amounts due from subsidiaries held for sale			447,000
Assets held for sale	342,570,000	53,757	342,570,000
Total current assets	483,958,000	75,944	565,811,000
Non-current assets:
Property and equipment, net	321,280,000	50,416	362,340,000
Land use right, net	22,688,000	3,560	30,761,000
Cloud infrastructure construction in progress	157,083,000	24,650	289,788,000
Long term investments	30,148,000	4,731	30,148,000
Operating lease right-of-use asset	3,400,000	534	5,869,000
Long term deposits and other non-current assets	17,939,000	2,815	27,696,000
Total non-current assets	552,538,000	86,706	746,602,000
TOTAL ASSETS	1,036,496,000	162,650	1,312,413,000
Current liabilities:
Accounts payable	318,510,000	49,981	331,658,000
Accrued employee benefits	27,793,000	4,361	30,883,000
Accrued expenses and other current liabilities	130,281,000	20,444	94,995,000
Other payables	902,023,000	141,547	1,006,830,000
Income tax payable	89,701,000	14,076	97,054,000
Amounts due to related parties	32,089,000	5,035	26,000
Current portion of long-term borrowings	168,739,000	26,479	319,941,000
Current portion of finance lease obligations			25,241,000
Current portion of operating lease liability	2,565,000	403	2,427,000
Liabilities held for sale	8,944,000	1,404	7,261,000
Total current liabilities	1,680,645,000	263,730	1,916,316,000
Non-current liabilities:
Non-current portion of operating lease liability	905,000	142	3,470,000
Deferred government grant	14,350,000	2,252	14,350,000
Other non-current liability	31,139,000	4,886	52,775,000
Total non-current liabilities	46,394,000	7,280	70,595,000
Total liabilities	1,727,039,000	271,010	1,986,911,000
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	338,000	44	338,000
Additional paid-in capital	1,581,771,000	248,214	1,581,684,000
Treasury stock	(15,332,000)	(2,406)	(15,332,000)
Statutory reserves	1,326,000	208	1,326,000
Accumulated deficit	(2,239,219,000)	(351,382)	(2,224,747,000)
Accumulated other comprehensive loss	(14,273,000)	(2,229)	(12,402,000)
Total ChinaCache International Holdings Ltd. shareholders' deficit	(685,389,000)	(107,551)	(669,133,000)
Noncontrolling interest	(5,154,000)	(809)	(5,365,000)
Total shareholder's deficit	(690,543,000)	(108,360)	(674,498,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	¥ 1,036,496,000	$ 162,650	¥ 1,312,413,000